Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Prime Obligations Fund
Money Market Fund	0.205%	0.16%
Government Fund
Treasury Obligations Fund
Treasury Instruments Fund
Treasury Solutions Fund	0.205%	0.18%
Federal Instruments Fund

Investor Funds	Current Fee	Reduced Fee
Tax-Exempt Money Market Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Prime Obligations Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Prime Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.41%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.57%
Expense Limitation[2]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Prime Obligations Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$179	$314	$710

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.39%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.55%
Expense Limitation[2]	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$174	$305	$687

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Obligations Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Obligations Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Instruments Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Solutions Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Solutions Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Solutions Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Government Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Government Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$170	$296	$665

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Federal Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Federal Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.41%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.59%
Expense Limitation[3]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Federal Instruments Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$185	$325	$734

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Tax-Exempt Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.43%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.59%
Expense Limitation[2]	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Tax-Exempt Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$183	$323	$732

Financial Square Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Prime Obligations Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Prime Obligations Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Prime Obligations Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Prime Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.41%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.57%
Expense Limitation[2]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Prime Obligations Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$179	$314	$710

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Financial Square Prime Obligations Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	314
10 Years	rr_ExpenseExampleYear10	$ 710
Financial Square Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Money Market Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.39%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.55%
Expense Limitation[2]	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$174	$305	$687

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Financial Square Money Market Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	305
10 Years	rr_ExpenseExampleYear10	$ 687
Financial Square Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Treasury Obligations Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Treasury Obligations Fund	0.205%	0.18%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Obligations Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Obligations Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Financial Square Treasury Obligations Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	$ 689
Financial Square Treasury Instruments Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Treasury Instruments Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Treasury Instruments Fund	0.205%	0.18%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Instruments Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Financial Square Treasury Instruments Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	$ 689
Financial Square Treasury Solutions Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Treasury Solutions Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Treasury Solutions Fund	0.205%	0.18%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Solutions Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Solutions Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Solutions Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$176	$307	$689

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Financial Square Treasury Solutions Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	$ 689
Financial Square Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Government Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Government Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Government Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Government Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$170	$296	$665

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Financial Square Government Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	$ 665
Goldman Sachs Financial Square Federal Instruments Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Federal Instruments Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Federal Instruments Fund	0.205%	0.18%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Federal Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Federal Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.41%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.59%
Expense Limitation[3]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	0.55%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Federal Instruments Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$56	$185	$325	$734

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees. The Fund's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs Financial Square Federal Instruments Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	185
5 Years	rr_ExpenseExampleYear05	325
10 Years	rr_ExpenseExampleYear10	$ 734
Goldman Sachs Investor Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Premier Shares of the

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Investor Funds	Current Fee	Reduced Fee
Tax-Exempt Money Market Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Tax-Exempt Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.43%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.59%
Expense Limitation[2]	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.53%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Tax-Exempt Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$54	$183	$323	$732

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Premier Shares of the Fund for the time periods indicated and then redeem all of your Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs Investor Tax-Exempt Money Market Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1]
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	323
10 Years	rr_ExpenseExampleYear10	$ 732

[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	The Fund's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.